UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2017

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	10.43%	13.19%	7.34%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.69% for Class A shares as of the prospectus dated May 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. stock market advanced during the six-month period ended August 31, 2017. While geopolitical concerns continued to weigh on investor sentiment, economic data in the U.S. was generally positive and company earnings were better than expected. Stocks also rose amid expectations for lower corporate tax rates and reduced business regulations under the new administration. The Federal Reserve has said it would proceed cautiously on interest rates; the Fed raised rates in March and June of this year and in December of 2016 and 2015, which was the first time it had done so since 2006.

During the six-month period, AMCAP Fund had a total return of 5.38% versus a 5.65% total return for the unmanaged Standard & Poor’s 500 Composite Index — a market capitalization-weighted index based on the results of approximately 500 widely held common stocks — and a total return of 9.54% for the Lipper Growth Funds Index, a peer group measure, as shown in the chart below.

Results at a glance

For periods ended August 31, 2017, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 5/1/67)

AMCAP Fund (Class A shares)	5.38%	14.02%	14.33%	7.91%	11.46%
Standard & Poor’s 500 Composite Index*	5.65	16.23	14.34	7.61	9.98
Lipper Growth Funds Index†	9.54	20.24	14.60	7.26	9.06

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

AMCAP Fund	1

Over the long term, AMCAP’s returns have exceeded those of the S&P 500 and the Lipper Growth Funds Index. For the past 10 years, AMCAP had an average annual total return of 7.91%, compared with 7.61% for the S&P 500 and 7.26% for the Lipper index. Over its 50-year lifetime, the fund had an average annual total return of 11.46%, compared with 9.98% for the S&P 500 and 9.06% for the Lipper index.

Investment results analysis

The fund’s largest sector, information technology, had strong results, led by e-commerce company Alibaba Group and Tencent, which operates the popular WeChat messaging app. Both companies continued to benefit from the rising trend of online shopping and gaming by Chinese consumers. Shares of Broadcom (the fund’s fourth-largest holding) and Oracle (the second-largest holding) also contributed to returns. Avago Technologies acquired Broadcom last year and took its name; since then, the company has continued to report solid financial results and its shares have risen. Investor sentiment was also buoyed by hopes of rising component orders to supply Apple’s iPhone 8 and X smartphones, which were recently announced.

In the consumer discretionary sector, shares of Netflix (the fund’s largest holding) rose as the company beat earnings expectations and provided strong guidance, backed by record subscriber growth for its video-streaming content and services. In addition, the company announced it had agreed to a licensing deal with Chinese online-video provider iQiyi, a subsidiary of Baidu. It is the first time Netflix has been able to offer its services in China, albeit indirectly, as iQiyi will receive access to the U.S. company’s content.

Weaker oil prices weighed on the fund’s energy holdings, including oil-field services company Halliburton and oil-and-gas producer EOG Resources. Shares of both were impacted by falling oil prices over the period amid concerns of a supply glut, due to rising North American production and higher U.S. inventories. EOG Resources was somewhat exposed to short-term falls in oil prices as it did not renew hedging positions earlier this year amid hopes of ongoing price recovery; however, the company reported quarterly earnings in line with market forecasts and strong revenue growth on the back of higher production.

The fund’s cash position, which held back returns during the strong market, rose to 15.5% from 13.9% (including other short-term securities) at the beginning of the period. While portfolio managers continue to find select investment opportunities,

2	AMCAP Fund

valuations appear stretched on a fundamental basis. The amount of cash reflects a cautious approach to the market environment by some of the portfolio managers, who anticipate being able to invest in these companies at better valuations in the future.

Looking ahead

The fundamentals of the U.S. economy are generally positive, though still subpar for this stage of a recovery. The unemployment rate is low, real wages are gradually increasing, consumer spending is slowly on the rise and inflation remains muted. While historically low interest rates may increase over time, we are well below the level that historically has caused pressure on economic growth.

Outside the U.S., the euro zone continues to recover. Emerging economies have been a bright spot for equity returns in 2017, in part due to a weaker U.S. dollar. China’s economy continues to grow, but the country has amassed significant financial debt. After a deep recession and widespread political scandals, Brazil’s economy appears to be stabilizing. Rising tensions with North Korea, long-term uncertainty related to Brexit, and other geopolitical risks may portend increased market volatility. Against this backdrop, we continue with our consistent and diligent approach to growth investing, just as we have for the past 50 years.

AMCAP evaluates and invests in companies that have demonstrated solid historical growth and characteristics that we believe are likely to support above-average growth in the future. Our focus on the fundamental growth drivers and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Claudia P. Huntington	James Terrile
Vice Chairman of the Board	President

October 11, 2017

For current information about the fund, visit americanfunds.com.

AMCAP Fund	3

Summary investment portfolio August 31, 2017	unaudited

Industry sector diversification	Percent of net assets

Common stocks 84.48%	Shares	Value (000)
Information technology 26.61%
Oracle Corp.	27,682,000	$1,393,235
Alphabet Inc., Class C1	833,879	783,287
Alphabet Inc., Class A1	638,210	609,644
Broadcom Ltd.	5,128,360	1,292,706
Accenture PLC, Class A	7,158,300	936,019
Skyworks Solutions, Inc.	8,284,622	872,868
Microsoft Corp.	10,446,000	781,047
Tencent Holdings Ltd.[2]	14,995,918	637,198
ASML Holding NV2	4,007,100	624,287
Samsung Electronics Co., Ltd.[2]	267,976	553,359
Texas Instruments Inc.	6,530,000	540,815
Trimble Inc.[1]	12,300,511	475,784
MasterCard Inc., Class A	3,208,957	427,754
Alibaba Group Holding Ltd. (ADR)[1]	2,444,866	419,881
Intel Corp.	11,466,000	402,113
Arista Networks, Inc.[1]	2,221,878	391,384
Other securities		3,892,834
		15,034,215

Health care 17.41%
Amgen Inc.	7,118,385	1,265,435
UnitedHealth Group Inc.	5,279,906	1,050,173
Thermo Fisher Scientific Inc.	5,318,600	995,323
Stryker Corp.	6,966,696	984,882
BioMarin Pharmaceutical Inc.[1,3]	9,853,000	888,642
AbbVie Inc.	11,438,000	861,281
Abbott Laboratories	13,220,454	673,450
Gilead Sciences, Inc.	5,363,960	449,017
Illumina, Inc.[1]	2,158,249	441,276
Medtronic PLC	4,700,800	378,979
Other securities		1,850,317
		9,838,775

4	AMCAP Fund

	Shares	Value (000)
Consumer discretionary 13.46%
Netflix, Inc.[1]	10,560,700	$1,845,060
Amazon.com, Inc.[1]	916,300	898,524
Priceline Group Inc.[1]	414,900	768,428
Twenty-First Century Fox, Inc., Class A	23,924,000	660,063
Harley-Davidson, Inc.	8,153,938	383,317
Other securities		3,049,266
		7,604,658

Industrials 9.58%
General Dynamics Corp.	3,087,000	621,567
CSX Corp.	12,381,359	621,544
Nielsen Holdings PLC	14,505,665	563,545
Textron Inc.	11,325,281	555,958
AMETEK, Inc.	6,271,000	396,641
Union Pacific Corp.	3,735,577	393,356
Old Dominion Freight Line, Inc.	3,390,000	338,661
Other securities		1,924,577
		5,415,849

Financials 6.67%
PNC Financial Services Group, Inc.	2,876,400	360,729
Markel Corp.[1]	340,000	357,677
Charles Schwab Corp.	8,606,000	343,379
Other securities		2,705,678
		3,767,463

Energy 5.77%
EOG Resources, Inc.	9,946,300	845,336
Halliburton Co.	14,529,000	566,195
Concho Resources Inc.[1]	4,704,743	522,085
Canadian Natural Resources, Ltd.	13,111,000	403,908
Other securities		921,601
		3,259,125

Consumer staples 2.82%
Kroger Co.	18,708,600	409,157
Costco Wholesale Corp.	2,276,300	356,787
Herbalife Ltd.[1,3]	4,936,285	340,653
Other securities		487,780
		1,594,377

Materials 1.30%
Celanese Corp., Series A	5,924,624	574,807
Other securities		158,285
		733,092

Other 0.77%
Other securities		437,725

Miscellaneous 0.09%
Other common stocks in initial period of acquisition		51,331

Total common stocks (cost: $32,360,864,000)		47,736,610

AMCAP Fund	5

Bonds, notes & other debt instruments 0.01%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.875% 2017	$4,650	$4,649

Total bonds, notes & other debt instruments (cost: $4,649,000)		4,649

Short-term securities 15.24%
Federal Home Loan Bank 1.00%–1.13% due 9/1/2017–1/19/2018	3,162,681	3,158,157
General Dynamics Corp. 1.12% due 9/19/2017[4]	22,000	21,986
Microsoft Corp. 1.07%–1.21% due 9/5/2017–11/8/2017[4]	385,000	384,470
U.S. Treasury Bills 0.89%–1.12% due 9/14/2017–3/1/2018	1,370,200	1,364,912
Other securities		3,679,632

Total short-term securities (cost: $8,608,596,000)		8,609,157
Total investment securities 99.73% (cost: $40,974,109,000)		56,350,416
Other assets less liabilities 0.27%		151,388

Net assets 100.00%		$56,501,804

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 4.15%
Information technology 0.50%
Finisar Corp.[1]	6,928,379	294,000	—	7,222,379
Acacia Communications, Inc.[1]	—	2,226,600	—	2,226,600
Lumentum Holdings Inc.[1,5]	3,051,214	—	84,923	2,966,291
Zebra Technologies Corp., Class A1,5	3,276,722	—	1,100,000	2,176,722

Health care 1.57%
BioMarin Pharmaceutical Inc.[1]	8,625,200	1,227,800	—	9,853,000
Endo International PLC[1,5]	11,483,300	—	11,483,300	—

Consumer discretionary 0.78%
Signet Jewelers Ltd.[6]	2,324,100	1,175,900	—	3,500,000
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200

6	AMCAP Fund

	Beginning shares	Additions	Reductions	Ending shares
Industrials 0.66%
ITT Inc.	5,307,000	—	—	5,307,000
Generac Holdings Inc.[1]	3,894,070	—	—	3,894,070
Nordson Corp.[5]	3,420,000	—	3,420,000	—

Energy 0.04%
Denbury Resources Inc.[1]	22,428,635	—	—	22,428,635
Carrizo Oil & Gas, Inc.[1,5]	3,578,240	—	1,304,833	2,273,407

Consumer staples 0.60%
Herbalife Ltd.[1]	4,895,327	40,958	—	4,936,285

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 8/31/2017 (000)
Common stocks 4.15%
Information technology 0.50%
Finisar Corp.[1]	$—	$(65,621)	$—	$174,420
Acacia Communications, Inc.[1]	—	(5,769)	—	108,725
Lumentum Holdings Inc.[1,5]	2,934	30,794	—	—
Zebra Technologies Corp., Class A1,5	29,099	12,406	—	—
				283,145
Health care 1.57%
BioMarin Pharmaceutical Inc.[1]	—	(26,581)	—	888,642
Endo International PLC[1,5]	(413,643)	364,705	—	—
				888,642
Consumer discretionary 0.78%
Signet Jewelers Ltd.[6]	—	(3,568)	1,860	220,745
Texas Roadhouse, Inc.	—	23,624	1,927	217,663
				438,408
Industrials 0.66%
ITT Inc.	—	(3,237)	1,359	214,191
Generac Holdings Inc.[1]	—	5,218	—	157,243
Nordson Corp.[5]	149,659	(151,979)	551	—
				371,434
Energy 0.04%
Denbury Resources Inc.[1]	—	(37,007)	—	23,774
Carrizo Oil & Gas, Inc.[1,5]	(14,931)	(38,078)	—	—
				23,774
Consumer staples 0.60%
Herbalife Ltd.[1]	—	61,781	—	340,653
	$(246,882)	$166,688	$5,697	$2,346,056

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

AMCAP Fund	7

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,156,815,000, which represented 5.59% of the net assets of the fund. This amount includes $2,890,910,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,812,541,000, which represented 4.98% of the net assets of the fund.
[5]	Unaffiliated issuer at 8/31/2017.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 2/28/2017; it was not publicly disclosed.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	AMCAP Fund

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,988,232)	$54,004,360
Affiliated issuers (cost: $1,985,877)	2,346,056	$56,350,416
Cash		199,680
Cash denominated in currencies other than U.S. dollars (cost: $383)		382
Receivables for:
Sales of investments	44,712
Sales of fund’s shares	86,511
Dividends and interest	67,684
Other	384	199,291
		56,749,769
Liabilities:
Payables for:
Purchases of investments	142,613
Repurchases of fund’s shares	65,918
Investment advisory services	14,311
Services provided by related parties	16,158
Trustees’ deferred compensation	3,115
Other	5,850	247,965
Net assets at August 31, 2017		$56,501,804

Net assets consist of:
Capital paid in on shares of beneficial interest		$39,407,900
Undistributed net investment income		199,735
Undistributed net realized gain		1,522,962
Net unrealized appreciation		15,371,207
Net assets at August 31, 2017		$56,501,804

See Notes to Financial Statements

AMCAP Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,894,328 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$27,508,881	918,967		$29.93
Class C	1,447,936	54,476		26.58
Class T	10	—	*	29.96
Class F-1	2,106,703	70,999		29.67
Class F-2	5,458,943	181,207		30.13
Class F-3	2,174,917	72,522		29.99
Class 529-A	1,572,900	53,091		29.63
Class 529-C	346,943	12,981		26.73
Class 529-E	73,936	2,560		28.89
Class 529-T	11	—	*	29.96
Class 529-F-1	99,394	3,328		29.86
Class R-1	102,850	3,771		27.28
Class R-2	590,237	21,646		27.27
Class R-2E	35,775	1,207		29.64
Class R-3	1,250,597	43,082		29.03
Class R-4	1,352,397	45,570		29.68
Class R-5E	691	23		29.99
Class R-5	1,281,780	42,265		30.33
Class R-6	11,096,903	366,633		30.27

*	Amount less than one thousand.

See Notes to Financial Statements

10	AMCAP Fund

Statement of operations	unaudited
for the six months ended August 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,693; also includes $5,697 from affiliates)	$341,104
Interest	37,401	$378,505
Fees and expenses*:
Investment advisory services	83,602
Distribution services	54,276
Transfer agent services	25,264
Administrative services	8,346
Reports to shareholders	1,093
Registration statement and prospectus	1,702
Trustees’ compensation	469
Auditing and legal	27
Custodian	432
Other	745
Total fees and expenses before waiver	175,956
Less investment advisory services waiver	7
Total fees and expenses after waiver		175,949
Net investment income		202,556

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,138):
Unaffiliated issuers	1,772,346
Affiliated issuers	(246,882)
Forward currency contracts	(755)
Currency transactions	(95)	1,524,614
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $5,484):
Unaffiliated issuers	1,007,073
Affiliated issuers	166,688
Forward currency contracts	(471)
Currency translations	(142)	1,173,148
Net realized gain and unrealized appreciation		2,697,762

Net increase in net assets resulting from operations		$2,900,318

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

AMCAP Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended August 31, 2017*	Year ended February 28, 2017
Operations:
Net investment income	$202,556	$301,135
Net realized gain	1,524,614	1,553,679
Net unrealized appreciation	1,173,148	7,976,572
Net increase in net assets resulting from operations	2,900,318	9,831,386

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(242,147)
Distributions from net realized gain on investments	(802,520)	(1,661,606)
Total dividends and distributions paid to shareholders	(802,520)	(1,903,753)

Net capital share transactions	868,407	1,618,302

Total increase in net assets	2,966,205	9,545,935

Net assets:
Beginning of period	53,535,599	43,989,664
End of period (including undistributed and distributions in excess of net investment income: $199,735 and $(2,821), respectively)	$56,501,804	$53,535,599

*Unaudited.

See Notes to Financial Statements

12	AMCAP Fund

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge*)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	18 months for shares purchased on or after August 14, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make

AMCAP Fund	13

estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	AMCAP Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the

AMCAP Fund	15

fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing

16	AMCAP Fund

the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$13,144,169	$1,890,046	$—	$15,034,215
Health care	9,838,775	—	—	9,838,775
Consumer discretionary	7,000,095	604,563	—	7,604,658
Industrials	5,162,775	253,074	—	5,415,849
Financials	3,558,697	208,766	—	3,767,463
Energy	3,227,883	31,242	—	3,259,125
Consumer staples	1,425,253	169,124	—	1,594,377
Materials	733,092	—	—	733,092
Other	437,725	—	—	437,725
Miscellaneous	51,331	—	—	51,331
Bonds, notes & other debt instruments	—	4,649	—	4,649
Short-term securities	—	8,609,157	—	8,609,157
Total	$44,579,795	$11,770,621	$—	$56,350,416

*	Securities with a value of $2,518,321,000, which represented 4.46% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

AMCAP Fund	17

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

18	AMCAP Fund

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of August 31, 2017, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $48,741,000.

The following table presents the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, August 31, 2017 (dollars in thousands):

		Net realized loss		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(755)	Net unrealized depreciation on forward currency contracts	$(471)

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

AMCAP Fund	19

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$801,340

As of August 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$17,145,250
Gross unrealized depreciation on investments	(1,768,943)
Net unrealized appreciation on investments	15,376,307
Cost of investments	40,974,109

20	AMCAP Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended August 31, 2017					Year ended February 28, 2017
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$—	$397,128		$397,128		$113,184		$877,055		$990,239
Class B1	—	—		—		—		1,051		1,051
Class C	—	23,853		23,853		—		55,024		55,024
Class T2	—	—	[3]	—	[3]
Class F-1	—	32,287		32,287		7,982		76,902		84,884
Class F-2	—	77,318		77,318		35,661		163,745		199,406
Class F-3[4]	—	24,964		24,964		—		—		—
Class 529-A	—	22,937		22,937		5,260		47,855		53,115
Class 529-B1	—	—		—		—		194		194
Class 529-C	—	5,658		5,658		—		12,174		12,174
Class 529-E	—	1,112		1,112		110		2,368		2,478
Class 529-T2	—	—	[3]	—	[3]
Class 529-F-1	—	1,435		1,435		502		2,878		3,380
Class R-1	—	1,631		1,631		—		3,867		3,867
Class R-2	—	9,422		9,422		—		20,420		20,420
Class R-2E	—	424		424		50		345		395
Class R-3	—	18,320		18,320		1,479		40,807		42,286
Class R-4	—	19,142		19,142		4,896		39,376		44,272
Class R-5E	—	10		10		—	[3]	—	[3]	—	[3]
Class R-5	—	19,598		19,598		8,838		43,781		52,619
Class R-6	—	147,281		147,281		64,185		273,764		337,949
Total	$—	$802,520		$802,520		$242,147		$1,661,606		$1,903,753

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

AMCAP Fund	21

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.283% on such assets in excess of $44 billion. During the six months ended August 31, 2017, CRMC voluntarily reduced the investment advisory services fee to a proposed annualized rate of 0.280% on such assets in excess of $55 billion. For the six months ended August 31, 2017, total investment advisory services fees waived by CRMC were $7,000. As a result, the fee shown on the statement of operations of $83,602,000 was reduced to $83,595,000, both of which were equivalent to an annualized rate of 0.301% of average net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

22	AMCAP Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

AMCAP Fund	23

For the six months ended August 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$32,866	$15,451		$1,380		Not applicable
Class B1	5	1		Not applicable		Not applicable
Class C	7,421	841		372		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	2,793	1,429		560		Not applicable
Class F-2	Not applicable	3,457		1,490		Not applicable
Class F-3	Not applicable	54		268		Not applicable
Class 529-A	1,711	764		393		$534
Class 529-B1	1	—	[3]	—	[3]	—	[3]
Class 529-C	1,732	179		88		119
Class 529-E	184	19		19		25
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	48		25		34
Class R-1	521	53		26		Not applicable
Class R-2	2,224	1,029		149		Not applicable
Class R-2E	88	27		7		Not applicable
Class R-3	3,112	921		311		Not applicable
Class R-4	1,618	628		324		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	338		338		Not applicable
Class R-6	Not applicable	25		2,596		Not applicable
Total class-specific expenses	$54,276	$25,264		$8,346		$712

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $469,000 in the fund’s statement of operations reflects $212,000 in current fees (either paid in cash or deferred) and a net increase of $257,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such

24	AMCAP Fund

transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2017

Class A	$1,101,548		37,628		$390,882		13,400		$(2,292,075)	(78,112)	$(799,645)	(27,084)
Class B2	28		1		—		—		(8,668)	(332)	(8,640)	(331)
Class C	98,861		3,791		23,633		911		(224,406)	(8,593)	(101,912)	(3,891)
Class T3	10		—	[4]	—		—		—	—	10	— [4]
Class F-1	188,421		6,480		31,626		1,094		(500,959)	(17,147)	(280,912)	(9,573)
Class F-2	1,421,584		48,209		75,403		2,570		(2,536,047)	(85,290)	(1,039,060)	(34,511)
Class F-3	2,215,046		74,689		24,838		851		(92,659)	(3,124)	2,147,225	72,416
Class 529-A	68,568		2,362		22,931		795		(105,445)	(3,612)	(13,946)	(455)
Class 529-B2	—	[4]	—	[4]	—		—		(1,267)	(49)	(1,267)	(49)
Class 529-C	15,261		580		5,657		217		(29,932)	(1,135)	(9,014)	(338)
Class 529-E	3,458		122		1,112		40		(5,873)	(206)	(1,303)	(44)
Class 529-T3	10		—	[4]	—	[4]	—	[4]	—	—	10	— [4]
Class 529-F-1	9,374		320		1,434		49		(9,023)	(306)	1,785	63
Class R-1	5,730		214		1,629		61		(11,241)	(418)	(3,882)	(143)
Class R-2	82,758		3,090		9,406		353		(110,775)	(4,140)	(18,611)	(697)
Class R-2E	14,159		488		424		14		(1,922)	(66)	12,661	436
Class R-3	169,881		5,960		18,313		647		(213,749)	(7,513)	(25,555)	(906)
Class R-4	240,333		8,232		19,123		661		(193,670)	(6,646)	65,786	2,247
Class R-5E	677		24		10		—	[4]	(27)	(1)	660	23
Class R-5	115,254		3,891		19,588		663		(245,044)	(8,203)	(110,202)	(3,649)
Class R-6	1,805,841		60,883		147,202		4,993		(898,824)	(30,356)	1,054,219	35,520
Total net increase (decrease)	$7,556,802		256,964		$793,211		27,319		$(7,481,606)	(255,249)	$868,407	29,034

AMCAP Fund	25

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended February 28, 2017

Class A	$2,552,516	94,572	$973,901	36,405	$(4,251,652)	(157,002)	$(725,235)	(26,025)
Class B	646	27	1,047	44	(53,047)	(2,179)	(51,354)	(2,108)
Class C	249,478	10,324	54,391	2,279	(415,407)	(17,191)	(111,538)	(4,588)
Class F-1	436,680	16,351	83,227	3,140	(1,054,933)	(39,787)	(535,026)	(20,296)
Class F-2	2,914,773	107,067	194,669	7,210	(1,213,297)	(44,639)	1,896,145	69,638
Class F-3[5]	3,034	106	—	—	(1)	— [4]	3,033	106
Class 529-A	164,114	6,116	53,105	2,005	(179,197)	(6,696)	38,022	1,425
Class 529-B	149	7	194	8	(9,112)	(376)	(8,769)	(361)
Class 529-C	40,242	1,653	12,169	507	(58,433)	(2,404)	(6,022)	(244)
Class 529-E	7,098	271	2,477	96	(10,120)	(388)	(545)	(21)
Class 529-F-1	16,786	621	3,379	126	(15,865)	(586)	4,300	161
Class R-1	15,067	610	3,860	158	(34,108)	(1,379)	(15,181)	(611)
Class R-2	148,507	5,975	20,403	834	(182,938)	(7,389)	(14,028)	(580)
Class R-2E	18,742	696	395	15	(1,426)	(53)	17,711	658
Class R-3	268,819	10,220	42,265	1,630	(361,790)	(13,781)	(50,706)	(1,931)
Class R-4	297,085	11,076	44,258	1,668	(338,471)	(12,638)	2,872	106
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	237,432	8,747	52,434	1,935	(372,774)	(13,824)	(82,908)	(3,142)
Class R-6	1,912,882	70,196	337,742	12,466	(993,093)	(36,453)	1,257,531	46,209
Total net increase (decrease)	$9,284,050	344,635	$1,879,916	70,526	$(9,545,664)	(356,765)	$1,618,302	58,396

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

26	AMCAP Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,741,476,000 and $7,793,289,000, respectively, during the six months ended August 31, 2017.

AMCAP Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 8/31/2017[4,5]	$28.82	$.10	$1.44	$1.54
Year ended 2/28/2017	24.47	.16	5.23	5.39
Year ended 2/29/2016	29.03	.10	(2.36)	(2.26)
Year ended 2/28/2015	28.53	.08	3.04	3.12
Year ended 2/28/2014	23.06	.09	7.61	7.70
Year ended 2/28/2013	20.78	.10	2.26	2.36
Class C:
Six months ended 8/31/2017[4,5]	25.74	(.02)	1.29	1.27
Year ended 2/28/2017	22.02	(.05)	4.69	4.64
Year ended 2/29/2016	26.57	(.11)	(2.14)	(2.25)
Year ended 2/28/2015	26.52	(.14)	2.80	2.66
Year ended 2/28/2014	21.66	(.11)	7.13	7.02
Year ended 2/28/2013	19.60	(.07)	2.13	2.06
Class T:
Period from 4/7/2017 to 8/31/2017[4,5,8]	28.79	.12	1.48	1.60
Class F-1:
Six months ended 8/31/2017[4,5]	28.58	.09	1.43	1.52
Year ended 2/28/2017	24.27	.14	5.19	5.33
Year ended 2/29/2016	28.83	.09	(2.35)	(2.26)
Year ended 2/28/2015	28.36	.06	3.02	3.08
Year ended 2/28/2014	22.95	.08	7.57	7.65
Year ended 2/28/2013	20.69	.10	2.25	2.35
Class F-2:
Six months ended 8/31/2017[4,5]	28.98	.13	1.45	1.58
Year ended 2/28/2017	24.60	.22	5.26	5.48
Year ended 2/29/2016	29.11	.16	(2.37)	(2.21)
Year ended 2/28/2015	28.61	.14	3.04	3.18
Year ended 2/28/2014	23.11	.15	7.63	7.78
Year ended 2/28/2013	20.83	.15	2.27	2.42
Class F-3:
Six months ended 8/31/2017[4,5]	28.83	.15	1.44	1.59
Period from 1/27/2017 to 2/28/2017[4,11]	28.36	.02	.45	.47

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.43)	$(.43)	$29.93	5.38%[6]		$27,509		.67%[7]		.67%[7]		.69%[7]
(.12)	(.92)	(1.04)	28.82	22.38		27,269		.68		.68		.59
—	(2.30)	(2.30)	24.47	(8.34)		23,786		.67		.67		.38
(.01)	(2.61)	(2.62)	29.03	11.33		25,740		.68		.68		.27
(.07)	(2.16)	(2.23)	28.53	34.38		22,567		.70		.70		.35
(.08)	—	(.08)	23.06	11.44		16,417		.74		.74		.48

—	(.43)	(.43)	26.58	4.97	[6]	1,448		1.48	[7]	1.48	[7]	(.11)[7]
—	(.92)	(.92)	25.74	21.42		1,503		1.49		1.49		(.22)
—	(2.30)	(2.30)	22.02	(9.10)		1,386		1.48		1.48		(.44)
—	(2.61)	(2.61)	26.57	10.44		1,603		1.49		1.49		(.53)
—	(2.16)	(2.16)	26.52	33.37		1,451		1.51		1.51		(.46)
—	—	—	21.66	10.51		1,139		1.54		1.54		(.33)

—	(.43)	(.43)	29.96	5.59	[6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.39 [6,9]

—	(.43)	(.43)	29.67	5.36	[6]	2,107		.74	[7]	.74	[7]	.62 [7]
(.10)	(.92)	(1.02)	28.58	22.31		2,303		.75		.75		.53
—	(2.30)	(2.30)	24.27	(8.40)		2,448		.73		.73		.31
—	(2.61)	(2.61)	28.83	11.27		2,723		.74		.74		.22
(.08)	(2.16)	(2.24)	28.36	34.36		3,036		.74		.74		.31
(.09)	—	(.09)	22.95	11.41		1,973		.74		.74		.48

—	(.43)	(.43)	30.13	5.49	[6]	5,459		.48	[7]	.48	[7]	.89 [7]
(.18)	(.92)	(1.10)	28.98	22.66		6,251		.48		.48		.79
—	(2.30)	(2.30)	24.60	(8.14)		3,593		.47		.47		.57
(.07)	(2.61)	(2.68)	29.11	11.53		3,609		.47		.47		.49
(.12)	(2.16)	(2.28)	28.61	34.71		1,983		.49		.49		.56
(.14)	—	(.14)	23.11	11.70		1,300		.50		.50		.72

—	(.43)	(.43)	29.99	5.55	[6]	2,175		.38	[7]	.38	[7]	.99 [7]
—	—	—	28.83	1.66	[6]	3		.03	[6]	.03	[6]	.09 [6]

See page 35 for footnotes.

AMCAP Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 8/31/2017[4,5]	$28.54	$.09	$1.43	$1.52
Year ended 2/28/2017	24.24	.13	5.19	5.32
Year ended 2/29/2016	28.81	.08	(2.35)	(2.27)
Year ended 2/28/2015	28.35	.05	3.02	3.07
Year ended 2/28/2014	22.93	.07	7.56	7.63
Year ended 2/28/2013	20.68	.08	2.25	2.33
Class 529-C:
Six months ended 8/31/2017[4,5]	25.89	(.02)	1.29	1.27
Year ended 2/28/2017	22.15	(.07)	4.73	4.66
Year ended 2/29/2016	26.73	(.13)	(2.15)	(2.28)
Year ended 2/28/2015	26.68	(.16)	2.82	2.66
Year ended 2/28/2014	21.80	(.13)	7.17	7.04
Year ended 2/28/2013	19.74	(.08)	2.14	2.06
Class 529-E:
Six months ended 8/31/2017[4,5]	27.87	.06	1.39	1.45
Year ended 2/28/2017	23.70	.07	5.06	5.13
Year ended 2/29/2016	28.28	.01	(2.29)	(2.28)
Year ended 2/28/2015	27.94	(.02)	2.97	2.95
Year ended 2/28/2014	22.63	— [12]	7.47	7.47
Year ended 2/28/2013	20.41	.03	2.22	2.25
Class 529-T:
Period from 4/7/2017 to 8/31/2017[4,5,8]	28.79	.11	1.49	1.60
Class 529-F-1:
Six months ended 8/31/2017[4,5]	28.74	.12	1.43	1.55
Year ended 2/28/2017	24.40	.19	5.23	5.42
Year ended 2/29/2016	28.92	.13	(2.35)	(2.22)
Year ended 2/28/2015	28.43	.11	3.03	3.14
Year ended 2/28/2014	22.98	.12	7.59	7.71
Year ended 2/28/2013	20.73	.13	2.24	2.37
Class R-1:
Six months ended 8/31/2017[4,5]	26.41	(.01)	1.31	1.30
Year ended 2/28/2017	22.56	(.05)	4.82	4.77
Year ended 2/29/2016	27.16	(.11)	(2.19)	(2.30)
Year ended 2/28/2015	27.05	(.14)	2.86	2.72
Year ended 2/28/2014	22.05	(.11)	7.27	7.16
Year ended 2/28/2013	19.94	(.06)	2.17	2.11

30	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.43)	$(.43)	$29.63	5.36%[6]	$1,573		.75%[7]		.75%[7]		.62%[7]
(.10)	(.92)	(1.02)	28.54	22.31	1,528		.77		.77		.50
—	(2.30)	(2.30)	24.24	(8.44)	1,264		.77		.77		.28
—	(2.61)	(2.61)	28.81	11.24	1,370		.77		.77		.18
(.05)	(2.16)	(2.21)	28.35	34.28	1,193		.79		.79		.25
(.08)	—	(.08)	22.93	11.32	861		.82		.82		.40

—	(.43)	(.43)	26.73	4.94 [6]	347		1.52	[7]	1.52	[7]	(.16)[7]
—	(.92)	(.92)	25.89	21.39	345		1.54		1.54		(.27)
—	(2.30)	(2.30)	22.15	(9.16)	301		1.55		1.55		(.50)
—	(2.61)	(2.61)	26.73	10.37	334		1.56		1.56		(.60)
—	(2.16)	(2.16)	26.68	33.25	298		1.58		1.58		(.53)
—	—	—	21.80	10.44	218		1.61		1.61		(.39)

—	(.43)	(.43)	28.89	5.24 [6]	74		.98	[7]	.98	[7]	.39 [7]
(.04)	(.92)	(.96)	27.87	22.01	73		.99		.99		.28
—	(2.30)	(2.30)	23.70	(8.64)	62		1.00		1.00		.04
—	(2.61)	(2.61)	28.28	10.97	69		1.01		1.01		(.06)
— [12]	(2.16)	(2.16)	27.94	33.96	62		1.04		1.04		.01
(.03)	—	(.03)	22.63	11.06	45		1.06		1.06		.15

—	(.43)	(.43)	29.96	5.59 [6,9]	—	[10]	.21	[6,9]	.21	[6,9]	.36 [6,9]

—	(.43)	(.43)	29.86	5.47 [6]	99		.53	[7]	.53	[7]	.83 [7]
(.16)	(.92)	(1.08)	28.74	22.54	94		.55		.55		.72
—	(2.30)	(2.30)	24.40	(8.23)	76		.56		.56		.49
(.04)	(2.61)	(2.65)	28.92	11.46	83		.56		.56		.40
(.10)	(2.16)	(2.26)	28.43	34.59	72		.58		.58		.47
(.12)	—	(.12)	22.98	11.51	49		.61		.61		.61

—	(.43)	(.43)	27.28	4.96 [6]	103		1.47	[7]	1.47	[7]	(.10)[7]
—	(.92)	(.92)	26.41	21.49	103		1.47		1.47		(.20)
—	(2.30)	(2.30)	22.56	(9.08)	102		1.47		1.47		(.42)
—	(2.61)	(2.61)	27.16	10.46	111		1.46		1.46		(.50)
—	(2.16)	(2.16)	27.05	33.42	90		1.47		1.47		(.42)
—	—	—	22.05	10.58	58		1.49		1.49		(.28)

See page 35 for footnotes.

AMCAP Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 8/31/2017[4,5]	$26.40	$(.01)	$1.31	$1.30
Year ended 2/28/2017	22.56	(.05)	4.81	4.76
Year ended 2/29/2016	27.14	(.10)	(2.18)	(2.28)
Year ended 2/28/2015	27.02	(.13)	2.86	2.73
Year ended 2/28/2014	22.03	(.10)	7.25	7.15
Year ended 2/28/2013	19.92	(.05)	2.16	2.11
Class R-2E:
Six months ended 8/31/2017[4,5]	28.61	.03	1.43	1.46
Year ended 2/28/2017	24.38	.03	5.21	5.24
Year ended 2/29/2016	29.04	.06	(2.42)	(2.36)
Period from 8/29/2014 to 2/28/2015[4,13]	29.38	.04	1.32	1.36
Class R-3:
Six months ended 8/31/2017[4,5]	28.01	.05	1.40	1.45
Year ended 2/28/2017	23.81	.07	5.08	5.15
Year ended 2/29/2016	28.40	.01	(2.30)	(2.29)
Year ended 2/28/2015	28.05	(.02)	2.98	2.96
Year ended 2/28/2014	22.71	— [12]	7.50	7.50
Year ended 2/28/2013	20.48	.04	2.22	2.26
Class R-4:
Six months ended 8/31/2017[4,5]	28.58	.10	1.43	1.53
Year ended 2/28/2017	24.28	.15	5.18	5.33
Year ended 2/29/2016	28.83	.09	(2.34)	(2.25)
Year ended 2/28/2015	28.36	.07	3.02	3.09
Year ended 2/28/2014	22.94	.08	7.57	7.65
Year ended 2/28/2013	20.67	.10	2.25	2.35
Class R-5E:
Six months ended 8/31/2017[4,5]	28.85	.13	1.44	1.57
Year ended 2/28/2017	24.48	.20	5.24	5.44
Period from 11/20/2015 to 2/29/2016[4,14]	27.89	.04	(2.11)	(2.07)
Class R-5:
Six months ended 8/31/2017[4,5]	29.16	.14	1.46	1.60
Year ended 2/28/2017	24.74	.23	5.30	5.53
Year ended 2/29/2016	29.25	.18	(2.39)	(2.21)
Year ended 2/28/2015	28.72	.16	3.05	3.21
Year ended 2/28/2014	23.19	.16	7.66	7.82
Year ended 2/28/2013	20.90	.17	2.26	2.43

32	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$—	$(.43)	$(.43)	$27.27	4.96%[6]	$590		1.46%[7]		1.46%[7]		(.09)%[7]
—	(.92)	(.92)	26.40	21.45	590		1.46		1.46		(.19)
—	(2.30)	(2.30)	22.56	(9.02)	517		1.44		1.44		(.39)
—	(2.61)	(2.61)	27.14	10.47	595		1.43		1.43		(.48)
—	(2.16)	(2.16)	27.02	33.45	557		1.44		1.44		(.39)
—	—	—	22.03	10.59	436		1.48		1.48		(.26)

—	(.43)	(.43)	29.64	5.14 [6]	36		1.15	[7]	1.15	[7]	.22	[7]
(.09)	(.92)	(1.01)	28.61	21.86	22		1.16		1.16		.11
—	(2.30)	(2.30)	24.38	(8.69)	3		1.04		1.04		.24
—	(1.70)	(1.70)	29.04	4.77 [6,9]	—	[10]	.67	[7,9]	.67	[7,9]	.29	[7,9]

—	(.43)	(.43)	29.03	5.21 [6]	1,250		1.01	[7]	1.01	[7]	.35	[7]
(.03)	(.92)	(.95)	28.01	21.99	1,232		1.02		1.02		.25
—	(2.30)	(2.30)	23.81	(8.64)	1,093		1.02		1.02		.03
—	(2.61)	(2.61)	28.40	10.96	1,242		1.01		1.01		(.06)
— [12]	(2.16)	(2.16)	28.05	33.97	1,018		1.03		1.03		.02
(.03)	—	(.03)	22.71	11.07	752		1.04		1.04		.17

—	(.43)	(.43)	29.68	5.39 [6]	1,352		.71	[7]	.71	[7]	.65	[7]
(.11)	(.92)	(1.03)	28.58	22.33	1,238		.72		.72		.55
—	(2.30)	(2.30)	24.28	(8.36)	1,049		.71		.71		.33
(.01)	(2.61)	(2.62)	28.83	11.31	1,140		.71		.71		.24
(.07)	(2.16)	(2.23)	28.36	34.37	919		.72		.72		.33
(.08)	—	(.08)	22.94	11.40	628		.73		.73		.49

—	(.43)	(.43)	29.99	5.51 [6]	1		.50	[7]	.50	[7]	.90	[7]
(.15)	(.92)	(1.07)	28.85	22.54	—	[10]	.60		.51		.76
—	(1.34)	(1.34)	24.48	(7.62)[6]	—	[10]	.15	[6]	.15	[6]	.17	[6]

—	(.43)	(.43)	30.33	5.52 [6]	1,282		.41	[7]	.41	[7]	.95	[7]
(.19)	(.92)	(1.11)	29.16	22.74	1,339		.41		.41		.86
—	(2.30)	(2.30)	24.74	(8.10)	1,214		.42		.42		.63
(.07)	(2.61)	(2.68)	29.25	11.62	1,400		.41		.41		.54
(.13)	(2.16)	(2.29)	28.72	34.79	1,229		.42		.42		.63
(.14)	—	(.14)	23.19	11.74	931		.43		.43		.78

See page 35 for footnotes.

AMCAP Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 8/31/2017[4,5]	$29.09	$.15	$1.46	$1.61
Year ended 2/28/2017	24.69	.25	5.28	5.53
Year ended 2/29/2016	29.18	.19	(2.38)	(2.19)
Year ended 2/28/2015	28.66	.17	3.05	3.22
Year ended 2/28/2014	23.15	.18	7.64	7.82
Year ended 2/28/2013	20.86	.18	2.26	2.44

	Six months ended August 31,	Year ended February 28 or 29
	2017[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	25%	31%	33%	29%	27%

See Notes to Financial Statements

34	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$—	$(.43)	$(.43)	$30.27	5.57%[6]	$11,097	.37%[7]	.37%[7]	1.00%[7]
(.21)	(.92)	(1.13)	29.09	22.76	9,633	.36	.36	.90
—	(2.30)	(2.30)	24.69	(8.05)	7,033	.37	.37	.68
(.09)	(2.61)	(2.70)	29.18	11.67	6,394	.37	.37	.59
(.15)	(2.16)	(2.31)	28.66	34.86	4,451	.37	.37	.68
(.15)	—	(.15)	23.15	11.83	2,442	.38	.38	.83

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.

AMCAP Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2017, through August 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	AMCAP Fund

	Beginning account value 3/1/2017	Ending account value 8/31/2017	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,053.78	$3.47	.67%
Class A – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class C – actual return	1,000.00	1,049.72	7.65	1.48
Class C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class T – actual return†	1,000.00	1,055.91	1.89	.46
Class T – assumed 5% return†	1,000.00	1,022.89	2.35	.46
Class F-1 – actual return	1,000.00	1,053.55	3.83	.74
Class F-1 – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class F-2 – actual return	1,000.00	1,054.91	2.49	.48
Class F-2 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class F-3 – actual return	1,000.00	1,055.50	1.97	.38
Class F-3 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-A – actual return	1,000.00	1,053.64	3.88	.75
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 529-C – actual return	1,000.00	1,049.42	7.85	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class 529-E – actual return	1,000.00	1,052.38	5.07	.98
Class 529-E – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 529-T – actual return†	1,000.00	1,055.94	2.18	.53
Class 529-T – assumed 5% return†	1,000.00	1,022.53	2.70	.53
Class 529-F-1 – actual return	1,000.00	1,054.66	2.74	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class R-1 – actual return	1,000.00	1,049.57	7.59	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-2 – actual return	1,000.00	1,049.60	7.54	1.46
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class R-2E – actual return	1,000.00	1,051.39	5.95	1.15
Class R-2E – assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class R-3 – actual return	1,000.00	1,052.13	5.22	1.01
Class R-3 – assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class R-4 – actual return	1,000.00	1,053.91	3.68	.71
Class R-4 – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class R-5E – actual return	1,000.00	1,055.14	2.59	.50
Class R-5E – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class R-5 – actual return	1,000.00	1,055.24	2.12	.41
Class R-5 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-6 – actual return	1,000.00	1,055.70	1.92	.37
Class R-6 – assumed 5% return	1,000.00	1,023.34	1.89	.37

AMCAP Fund	37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 184 days.

38	AMCAP Fund

Approval of Investment Advisory and Service Agreement

The AMCAP Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

AMCAP Fund	39

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the fund’s lifetime period; favorably to the results of the Lipper Growth Funds Index for the 20-year, 10-year, 5-year and year-to-date periods; and favorably to the results of the Lipper Multi-Cap Core Funds Index and the S&P 500 Index for the 20-year and 10-year periods and mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

40	AMCAP Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

AMCAP Fund	41

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42	AMCAP Fund

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AMCAP Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2017, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Upper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®

Investment portfolio

August 31, 2017

unaudited

Common stocks 84.48% Information technology 26.61%	Shares	Value (000)
Oracle Corp.	27,682,000	$1,393,235
Alphabet Inc., Class C1	833,879	783,287
Alphabet Inc., Class A1	638,210	609,644
Broadcom Ltd.	5,128,360	1,292,706
Accenture PLC, Class A	7,158,300	936,019
Skyworks Solutions, Inc.	8,284,622	872,868
Microsoft Corp.	10,446,000	781,047
Tencent Holdings Ltd.2	14,995,918	637,198
ASML Holding NV2	4,007,100	624,287
Samsung Electronics Co., Ltd.2	267,976	553,359
Texas Instruments Inc.	6,530,000	540,815
Trimble Inc.1	12,300,511	475,784
MasterCard Inc., Class A	3,208,957	427,754
Alibaba Group Holding Ltd. (ADR)1	2,444,866	419,881
Intel Corp.	11,466,000	402,113
Arista Networks, Inc.1	2,221,878	391,384
Autodesk, Inc.1	2,946,274	337,231
Flex Ltd.1	16,999,600	276,583
CommScope Holding Co., Inc.1	7,721,000	255,256
Apple Inc.	1,507,000	247,148
Vantiv, Inc., Class A1	3,184,000	225,077
Zebra Technologies Corp., Class A1	2,176,722	224,398
FleetCor Technologies, Inc.1	1,495,000	214,936
Visa Inc., Class A	1,928,000	199,587
salesforce.com, inc.1	2,068,000	197,473
Harris Corp.	1,600,000	196,640
Qorvo, Inc.1	2,679,980	196,228
Applied Materials, Inc.	4,115,000	185,669
Finisar Corp.1,3	7,222,379	174,420
Lumentum Holdings Inc.1	2,966,291	168,634
International Business Machines Corp.	1,000,000	143,030
Micron Technology, Inc.1	4,000,000	127,880
Acacia Communications, Inc.1,3	2,226,600	108,725
ServiceNow, Inc.1	925,000	107,476
Kakaku.com, Inc.2	6,031,000	75,202
Juniper Networks, Inc.	2,392,477	66,343
Akamai Technologies, Inc.1	1,390,000	65,538
Syntel, Inc.	1,968,000	35,542
Amphenol Corp., Class A	407,000	32,943
Viavi Solutions Inc.1	2,156,074	21,647
IAC/InterActiveCorp1	81,300	9,228
		15,034,215
Health care 17.41%
Amgen Inc.	7,118,385	1,265,435
UnitedHealth Group Inc.	5,279,906	1,050,173
Thermo Fisher Scientific Inc.	5,318,600	995,323

AMCAP Fund — Page 1 of 6

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Stryker Corp.	6,966,696	$984,882
BioMarin Pharmaceutical Inc.1,3	9,853,000	888,642
AbbVie Inc.	11,438,000	861,281
Abbott Laboratories	13,220,454	673,450
Gilead Sciences, Inc.	5,363,960	449,017
Illumina, Inc.1	2,158,249	441,276
Medtronic PLC	4,700,800	378,979
PerkinElmer, Inc.	4,357,500	291,909
Humana Inc.	982,000	252,983
Express Scripts Holding Co.1	3,931,000	246,946
Boston Scientific Corp.1	8,018,700	220,915
Johnson & Johnson	1,500,000	198,555
Hypermarcas SA, ordinary nominative	16,560,300	155,247
PRA Health Sciences, Inc.1	1,882,899	145,736
Integra LifeSciences Holdings Corp.1	2,485,254	126,723
Hologic, Inc.1	3,045,600	117,560
Teleflex Inc.	228,000	48,279
Edwards Lifesciences Corp.1	400,000	45,464
		9,838,775
Consumer discretionary 13.46%
Netflix, Inc.1	10,560,700	1,845,060
Amazon.com, Inc.1	916,300	898,524
Priceline Group Inc.1	414,900	768,428
Twenty-First Century Fox, Inc., Class A	23,924,000	660,063
Harley-Davidson, Inc.	8,153,938	383,317
LKQ Corp.1	9,002,000	311,919
NIKE, Inc., Class B	5,628,643	297,249
Wyndham Worldwide Corp.	2,570,000	256,178
Signet Jewelers Ltd.3	3,500,000	220,745
Texas Roadhouse, Inc.3	4,587,200	217,663
Polaris Industries Inc.	2,300,000	214,429
Kering SA2	509,000	191,190
ITV PLC2	92,897,524	190,597
BorgWarner Inc.	3,678,000	170,696
JCDecaux SA2	4,662,515	152,769
Comcast Corp., Class A	3,657,800	148,543
Viacom Inc., Class B	5,065,000	144,859
Williams-Sonoma, Inc.	3,100,000	142,600
Marriott International, Inc., Class A	1,300,613	134,717
Aramark	2,950,000	120,035
Galaxy Entertainment Group Ltd.2	11,133,000	70,007
TJX Companies, Inc.	900,000	65,070
		7,604,658
Industrials 9.58%
General Dynamics Corp.	3,087,000	621,567
CSX Corp.	12,381,359	621,544
Nielsen Holdings PLC	14,505,665	563,545
Textron Inc.	11,325,281	555,958
AMETEK, Inc.	6,271,000	396,641
Union Pacific Corp.	3,735,577	393,356
Old Dominion Freight Line, Inc.	3,390,000	338,661
Boeing Co.	1,040,000	249,246
TransDigm Group Inc.	931,000	242,674

AMCAP Fund — Page 2 of 6

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
ITT Inc.3	5,307,000	$214,191
C.H. Robinson Worldwide, Inc.	2,500,000	176,575
Capita PLC2	18,915,633	158,574
Generac Holdings Inc.1,3	3,894,070	157,243
Landstar System, Inc.	1,640,000	153,094
Caterpillar Inc.	1,235,000	145,100
J.B. Hunt Transport Services, Inc.	755,415	74,703
United Technologies Corp.	565,000	67,642
PARK24 Co., Ltd.2	2,800,000	67,417
Sensata Technologies Holding NV1	1,228,400	54,860
Carlisle Companies Inc.	390,959	37,020
Fortive Corp.	552,450	35,893
Oshkosh Corp.	425,000	31,705
Cummins Inc.	198,000	31,557
PayPoint PLC2	2,274,900	27,083
		5,415,849
Financials 6.67%
PNC Financial Services Group, Inc.	2,876,400	360,729
Markel Corp.1	340,000	357,677
Charles Schwab Corp.	8,606,000	343,379
Progressive Corp.	7,000,000	325,360
East West Bancorp, Inc.	5,109,000	282,885
Goldman Sachs Group, Inc.	1,219,500	272,851
JPMorgan Chase & Co.	2,907,000	264,217
M&T Bank Corp.	1,614,152	238,669
Zions Bancorporation	5,164,000	225,460
U.S. Bancorp	4,300,600	220,406
Berkshire Hathaway Inc., Class B1	1,000,000	181,160
BB&T Corp.	3,500,000	161,315
Kotak Mahindra Bank Ltd.2	7,330,769	111,985
Signature Bank1	821,840	105,475
HDFC Bank Ltd.2	3,478,847	96,781
Prudential Financial, Inc.	851,300	86,901
SVB Financial Group1	320,000	54,189
Wells Fargo & Co.	1,060,000	54,134
Bank of America Corp.	1,000,000	23,890
		3,767,463
Energy 5.77%
EOG Resources, Inc.	9,946,300	845,336
Halliburton Co.	14,529,000	566,195
Concho Resources Inc.1	4,704,743	522,085
Canadian Natural Resources, Ltd.	13,111,000	403,908
Schlumberger Ltd.	4,050,000	257,215
Noble Energy, Inc.	10,272,404	244,175
Southwestern Energy Co.1	15,743,799	85,804
Exxon Mobil Corp.	1,093,000	83,429
Pioneer Natural Resources Co.	628,514	81,487
SM Energy Co.	4,416,000	58,998
Tullow Oil PLC1,2	15,493,000	31,242
Carrizo Oil & Gas, Inc.1	2,273,407	30,555

AMCAP Fund — Page 3 of 6

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Cimarex Energy Co.	250,000	$24,922
Denbury Resources Inc.1,3	22,428,635	23,774
		3,259,125
Consumer staples 2.82%
Kroger Co.	18,708,600	409,157
Costco Wholesale Corp.	2,276,300	356,787
Herbalife Ltd.1,3	4,936,285	340,653
L’Oreal SA2	800,000	169,124
Philip Morris International Inc.	1,150,000	134,469
Altria Group, Inc.	1,750,000	110,950
Constellation Brands, Inc., Class A	366,000	73,237
		1,594,377
Materials 1.30%
Celanese Corp., Series A	5,924,624	574,807
CCL Industries Inc., Class B, nonvoting	1,430,000	66,338
Albemarle Corp.	495,000	57,549
Monsanto Co.	293,500	34,398
		733,092
Telecommunication services 0.53%
Verizon Communications Inc.	6,300,000	302,211
Real estate 0.24%
Simon Property Group, Inc. REIT	485,000	76,072
Alexandria Real Estate Equities, Inc. REIT	490,000	59,442
		135,514
Miscellaneous 0.09%
Other common stocks in initial period of acquisition		51,331
Total common stocks (cost: $32,360,864,000)		47,736,610
Bonds, notes & other debt instruments 0.01% U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%	Principal?amount (000)
U.S. Treasury 0.875% 2017	$4,650	4,649
Total bonds, notes & other debt instruments (cost: $4,649,000)		4,649
Short-term securities 15.24%
Apple Inc. 1.12%–1.27% due 9/6/2017–1/2/20184	156,900	156,596
Bank of New York Mellon Corp. 1.17%–1.18% due 10/18/2017–11/20/2017	200,000	199,567
CAFCO, LLC 1.17%–1.32% due 9/1/2017–12/11/20174	187,500	187,224
Chariot Funding, LLC 1.42% due 12/21/20174	28,800	28,677
Chevron Corp. 1.09%–1.10% due 9/14/2017–9/19/20174	132,300	132,232
Cisco Systems, Inc. 1.19% due 11/15/20174	29,300	29,230
Coca-Cola Co. 1.14%–1.29% due 9/7/2017–1/8/20184	255,000	254,392
Colgate-Palmolive Co. 1.08% due 9/12/20174	1,200	1,200
Eli Lilly and Co. 1.14% due 10/16/20174	50,000	49,929
Estée Lauder Companies Inc. 1.15% due 9/25/20174	15,000	14,988

AMCAP Fund — Page 4 of 6

unaudited

Short-term securities	Principal?amount (000)	Value (000)
ExxonMobil Corp. 1.10%–1.14% due 9/11/2017–10/12/2017	$267,800	$267,631
Fannie Mae 1.05% due 10/18/2017	100,000	99,873
Federal Farm Credit Banks 0.73% due 9/19/2017	25,000	24,988
Federal Home Loan Bank 1.00%–1.13% due 9/1/2017–1/19/2018	3,162,681	3,158,157
Freddie Mac 0.88%–0.99% due 9/5/2017–10/10/2017	200,000	199,884
GE Capital Treasury Services (U.S.) LLC 1.04%–1.10% due 9/20/2017–11/2/2017	100,000	99,866
General Dynamics Corp. 1.12% due 9/19/20174	22,000	21,986
General Electric Co. 1.14% due 9/26/2017	25,000	24,980
IBM Corp. 1.14%–1.15% due 9/27/2017–9/28/20174	79,700	79,633
Intel Corp. 1.16% due 9/21/2017	100,000	99,936
John Deere Capital Corp. 1.15%–1.19% due 9/6/2017–11/13/20174	112,800	112,653
John Deere Financial Inc. 1.16% due 9/11/20174	50,000	49,983
Johnson & Johnson 1.08%–1.17% due 9/6/2017–10/24/20174	250,900	250,666
Microsoft Corp. 1.07%–1.21% due 9/5/2017–11/8/20174	385,000	384,470
Paccar Financial Corp. 1.10%–1.16% due 9/1/2017–10/12/2017	56,800	56,758
PepsiCo Inc. 1.10%–1.11% due 10/5/2017–10/18/20174	166,200	165,985
Pfizer Inc. 1.04%–1.28% due 9/15/2017–1/10/20184	283,100	282,652
Procter & Gamble Co. 1.09%–1.17% due 9/12/2017–11/21/20174	200,000	199,703
Qualcomm Inc. 1.12%–1.16% due 9/12/2017–10/11/20174	69,700	69,649
U.S. Bank, N.A. 1.21%–1.31% due 10/27/2017–2/2/2018	200,000	200,064
U.S. Treasury Bills 0.89%–1.12% due 9/14/2017–3/1/2018	1,370,200	1,364,912
Wal-Mart Stores, Inc. 1.09%–1.12% due 9/11/2017–10/3/20174	176,300	176,170
Walt Disney Co. 1.18%–1.24% due 10/20/2017–12/22/20174	164,900	164,523
Total short-term securities (cost: $8,608,596,000)		8,609,157
Total investment securities 99.73% (cost: $40,974,109,000)		56,350,416
Other assets less liabilities 0.27%		151,388
Net assets 100.00%		$56,501,804

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $3,156,815,000, which represented 5.59% of the net assets of the fund. This amount includes $2,890,910,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $2,812,541,000, which represented 4.98% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

AMCAP Fund — Page 5 of 6

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-002-1017O-S60706	AMCAP Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: October 31, 2017